8. Capital Stock (Details Narrative) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Additional Paid in Capital			CAD 188,026		CAD 324,916
Maximum
Option to be issued	1,397,836		1,397,836		1,388,461
Director
Additional Paid in Capital	CAD 112,976	CAD 0	CAD 188,026	CAD 0
Warrant | Consultant
Compensation expense	0	98,119	0	237,300
Market adjustment	CAD 0	CAD 2,526	CAD 0	CAD 2,700